Environmental and other provisions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Impairment loss	$ 193,473
Bottom of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	0.39%	0.12%
Top of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	1.94%	1.65%